Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies
13.	Commitments and Contingencies

Pursuant to the master development agreement (see note 1), the Company is required to pay an upfront franchise fee for each Company owned and operated store and franchise store, and a continuing franchise fee for each Company owned and operated store and franchise store, calculated as certain percentage of the store’s monthly gross sales, depending on when the store is opened. The upfront franchise fee and continuing franchise fee were RMB2,543,422 and RMB10,802,069 for the three months ended March 31, 2023, and RMB2,673,136 and 7,036,697 for the three months ended March 31, 2022, respectively. The outstanding accrued franchise fee due to THRI were RMB23,360,192 and RMB10,390,081 as of March 31, 2023 and December 31, 2022, respectively, which was recorded as amount due to related parties in the Consolidated Balance Sheets.

13.Commitments and Contingencies

Pursuant to the master development agreement (see note 1), the Company is required to pay an upfront franchise fee for each Company owned and operated store and franchise store, and a continuing franchise fee for each Company owned and operated store and franchise store, calculated as certain percentage of the store’s monthly gross sales, depending on when the store is opened. The upfront franchise fee and continuing franchise fee were RMB23,553,799 and RMB31,882,569 for the year ended December 31, 2022, and RMB24,265,373 and RMB15,576,324 for the year ended December 31, 2021, respectively. The outstanding accrued franchise fee due to THRI were RMB10,390,081 and RMB6,863,322 as of December 31, 2022 and 2021, respectively, which was recorded as amount due to related parties in the Consolidated Balance Sheets.